Summary of Significant Accounting Policies - Consolidated Statement of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income	$ 2,160	$ 3,554	$ 1,808
Pension and other postretirement remeasurement gains and losses	468	(217)	270
Income taxes	(380)	(52)	381
Other operating assets and liabilities	855	(13)	(181)
Net cash provided by operating activities	5,175	4,314	3,993
Previously reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income	2,252	3,189	1,877
Pension and other postretirement remeasurement gains and losses	0	0	0
Income taxes	(356)	(245)	417
Other operating assets and liabilities	1,207	328	(16)
Net cash provided by operating activities	5,175	4,314	3,993
Restatement Adjustment | Impact of change
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income	(92)	365	(69)
Pension and other postretirement remeasurement gains and losses	468	(217)	270
Income taxes	(24)	193	(36)
Other operating assets and liabilities	(352)	(341)	(165)
Net cash provided by operating activities	$ 0	$ 0	$ 0